LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Loans to Related Parties
Loans to Related Parties

Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2012	2011	2010
Beginning balance	$10,599	$10,375	$16,047
Additions	1,791	1,297	1,533
Deductions	(1,964)	(1,073)	(7,205)
Ending balance	$10,426	$10,599	$10,375
Loans 90 days past due	$0	$0	$0

Related parties of First Financial, as defined above, were clients of and had transactions with subsidiaries of First Financial in the ordinary course of business during the periods noted above. Additional transactions may be expected in the ordinary course of business in the future. All outstanding loans, commitments, financing leases, transactions in money market instruments and deposit relationships included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others, and did not involve more than a normal risk of collectibility or present other unfavorable features.